Assets Held for Sale - Summary of Assets Held For Sale Measured at Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets Held for Sale [Line Items]
Assets held for sale	$ 19,051	$ 6,375
Olds Facility
Assets Held for Sale [Line Items]
Assets held for sale	18,800	0
Stellarton Facility
Assets Held for Sale [Line Items]
Assets held for sale	0	6,375
Extraction Equipment
Assets Held for Sale [Line Items]
Assets held for sale	$ 251	$ 0